Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables and accrued expenses	$ 611,546	$ 327,619
Personnel accrued expenses	224,935	119,334
Dividend payable	24,881	21,285
Trade and other payables	$ 861,362	$ 468,238	[1]

[1]	Recasted for change in accounting policy (see note 10)